Stock-Based Compensation - Additional Information (Details) - A Place For Rover INC - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 23, 2011	Jul. 31, 2020	Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved (in shares)				112,177,000		112,177,000		113,478,000	112,409,000
Weighted average grant date fair value of option granted								$ 0.59	$ 1.51	$ 1.29
Aggregate intrinsic value of stock options exercised				$ 3,100,000	$ 100,000	$ 6,400,000	$ 400,000	$ 2,400,000	$ 2,100,000	$ 3,400,000
Fair value of options vested				900,000	1,400,000	2,000,000.0	2,600,000	5,000,000.0	4,100,000	2,200,000
Total stock-based compensation expense				1,147,000	894,000	2,148,000	2,479,000	5,541,000	4,067,000	$ 6,682,000
Common shares investors acquired										1,300,000
Common stock premium per share										$ 3.55
Number of shares offered										1,300,000
Shares purchased from employee										1,200,000
Shares purchased from non-employee										138,000
Deemed dividend amount										$ 491,000,000
Income tax expense (Benefit)				0	0	0	0	0	0	0
Total unrecognized compensation cost related to unvested stock options				6,400,000		$ 6,400,000		$ 8,700,000
Weighted average remaining service period						2 years		2 years 6 months
Shares available for grant								4,300,000
Restructuring plan implementation date						Apr. 30, 2020		Apr. 30, 2020
Percentage of employees terminated						50.00%		50.00%
Extended exercise period of vested stock options from termination date during restructuring								90 days to three years
Number of options held by terminated employees			2,584,000					2,584,000
Net incremental expense			$ 300,000					$ 300,000
Number of options held by current employees		5,700,000
Repriced options held by current employees, Exercise price		$ 2.39
Exercise per share of options granted during repricing		$ 2.39
Remaining contractual term during repricing		10 years
Amount of vested options related to stock option modification		$ 400,000
Total stock-based compensation expense related to repriced options		600,000		100,000		$ 200,000
Remaining incremental fair value recognized over remaining requisite service period		$ 600,000		400,000		400,000
Weighted average grant date fair value of option granted					1,180	$ 0	1,130
Restructuring plan implementation date						Apr. 30, 2020		Apr. 30, 2020
Percentage of employees terminated						50.00%		50.00%
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense				601,000	529,000	$ 1,186,000	1,144,000	$ 2,972,000	2,003,000	3,904,000
General and Administrative | Secondary Market Offering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense										2,700,000
Product Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense				$ 399,000	$ 273,000	$ 694,000	$ 949,000	$ 1,873,000	$ 1,486,000	2,391,000
Product Development | Secondary Market Offering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense										$ 1,500,000
2011 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved (in shares)	29,000,000.0
Options vesting period	4 years
Options expiration period	10 years
DogVacay Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved (in shares)								461,000
DogBuddy Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved (in shares)								54,000